PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Index Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 15.3%
601,063  Vanguard Long-Term
Treasury ETF
$ 33,271,842
3.0
2,396,748
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
116,093,919
10.3
608,855  Xtrackers USD High
Yield Corporate Bond
ETF
22,016,197
2.0
Total Exchange-Traded
Funds
(Cost $172,416,131)
171,381,958
15.3
MUTUAL FUNDS : 84.6%
Affiliated Investment Companies : 84.6%
70,311  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
5,469,478
0.5
3,014,275  Voya U.S. Bond Index
Portfolio - Class I
27,369,620
2.4
4,735,996  Voya VACS Index
Series EM Portfolio
72,271,305
6.4
18,618,859  Voya VACS Index
Series I Portfolio
263,084,474
23.5
3,363,168  Voya VACS Index
Series MC Portfolio
44,561,980
4.0
32,928,060  Voya VACS Index
Series S Portfolio
513,019,179
45.8
1,914,094  Voya VACS Index
Series SC Portfolio
22,299,199
2.0
Total Mutual Funds
(Cost $747,567,678)
948,075,235
84.6
Total Long-Term
Investments
(Cost $919,983,809)
1,119,457,193
99.9
Total Investments in
Securities
(Cost $919,983,809) $ 1,119,457,193 99.9
Assets in Excess of
Other Liabilities 1,273,656 0.1
Net Assets $ 1,120,730,849 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Index Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 171,381,958 $ — $ — $ 171,381,958
Mutual Funds 948,075,235 — — 948,075,235
Total Investments, at fair value $ 1,119,457,193 $ — $ — $ 1,119,457,193
Other Financial Instruments+
Futures 45,372 — — 45,372
Total Assets $ 1,119,502,565 $ — $ — $ 1,119,502,565
Liabilities Table
Other Financial Instruments+
Futures $ (394,950) $ — $ — $ (394,950)
Total Liabilities $ (394,950) $ — $ — $ (394,950)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
$ — $ 5,476,544 $ (9,879) $ 2,813 $ 5,469,478 $ — $ — $ —
Voya U.S. Bond Index Portfolio -
Class I
26,533,870 8,460,344 (7,335,206) (289,388) 27,369,620 269,661 (39,792) —
Voya VACS Index Series EM
Portfolio
67,262,466 11,330,435 (4,963,115) (1,358,481) 72,271,305 — 2,449,373 —
Voya VACS Index Series I Portfolio
284,154,400 18,230,077 (29,689,457) (9,610,546) 263,084,474 — 14,669,121 —
Voya VACS Index Series MC
Portfolio
44,523,038 1,810,774 (1,999,259) 227,427 44,561,980 — 309,257 —
Voya VACS Index Series S
Portfolio
531,434,892 25,726,239 (12,632,379) (31,509,573) 513,019,179 — 7,974,347 —
Voya VACS Index Series SC
Portfolio
23,967,596 286,451 (1,773,624) (181,224) 22,299,199 — 448,911 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
117,918,958 9,610,384 (10,107,800) (1,327,623) 116,093,919 1,429,258 (338,528) —
$ 1,095,795,220 $ 80,931,248 $ (68,510,719) $ (44,046,595) $ 1,064,169,154 $ 1,698,919 $ 25,472,689 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Index Solution 2040 Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 255 06/30/26 $ 27,585,820 $ (394,950)
$ 27,585,820 $ (394,950)
Short Contracts:
3-month SOFR (114) 09/15/26 (27,455,475) 45,372
$ (27,455,475) $ 45,372
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 201,400,586
Gross Unrealized Depreciation (1,927,202)
Net Unrealized Appreciation $ 199,473,384